Line of Credit and Notes Payable - Underwriters' Agreement (Details)	Nov. 21, 2023 USD ($) shares
Line of Credit and Notes Payable
Deferred underwriting fee | $	$ 4,370,000
Series A Preferred Stock
Line of Credit and Notes Payable
Shares issued for services performed by A.G.P. | shares	4,370